Lease (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 2,050	$ 1,044	$ 1,044	$ 71
Additions	1,088	1,574	1,305	1,236
Acquisitions through business combinations	230		1,559
Depreciation	(551)	(343)	(1,908)	(263)
Effect of foreign exchange rates	(119)		50
Ending balance	2,698	2,275	2,050	1,044	$ 71
Lease liabilities [abstract]
Beginning balance	1,934	1,111	1,111	70
Additions	1,088	1,574	1,305	1,236
Acquisitions through business combinations	230		1,559
Interest expense	41	24	90	26	1
Payments	(675)	(574)	(2,222)	(367)
Effect of foreign exchange rates	(197)	43	91	146
Ending balance	2,421	2,092	1,934	1,111	$ 70
Lease liabilities - current	1,544	1,593	831	293
Lease liabilities - non-current	$ 877	$ 499	$ 1,103	$ 818